Debt (Long-term Debt) (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 01, 2017
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 4.6
Debt Issuance Costs, Net	$ 5.7	6.3
Unamortized Deferred Financing Costs			$ (9.8)
Debt Instrument, Unamortized Discount	(2.7)	(1.4)	(2.0)
Long-term Debt	574.2	586.1
Less: current portion	(139.6)	(4.6)	(4.6)
Long-term debt, net of current portion	434.6	581.5	642.0
Long-term Debt, Maturities, Repayments of Principal in Year Two		144.7
Long-term Debt, Maturities, Repayments of Principal in Year Three		4.7
Long-term Debt, Maturities, Repayments of Principal in Year Four		422.8
Long-term Debt, Maturities, Repayments of Principal in Year Five		0.2
Long-term Debt, Maturities, Repayments of Principal after Year Five		16.8
Total Maturities Before Unamortized Adjustments		593.8
Unamortized Deferred Financing Costs, Consolidated		(6.3)
Long Term Debt Maturities Repayments Of Principal, Total		586.1
Term Loan Maturing 2022 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0.0	436.1
Term Loan Maturing 2022 (DPL) [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		436.1	440.6
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b) | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140.0	140.0	200.0
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage	4.20%
U.S. Government note maturing in 2061 - 4.20% [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 17.6	$ 17.7	17.8
Debt instrument interest percentage		4.20%
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 425.0
Debt instrument interest percentage	3.95%
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140.0	$ 140.0
Minimum [Member] | Term Loan Maturing 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	4.50%
Debt instrument interest percentage		4.01%
Minimum [Member] | Pollution control series Maturing in 2040 - rates from: 0.02% - 0.12% and 0.04% - 0.15%
Debt Instrument [Line Items]
Debt instrument interest percentage	2.97%
Minimum [Member] | Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		1.52%
Maximum [Member] | Term Loan Maturing 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)		4.60%
Debt instrument interest percentage	4.53%
Maximum [Member] | Pollution control series Maturing in 2040 - rates from: 0.02% - 0.12% and 0.04% - 0.15%
Debt Instrument [Line Items]
Debt instrument interest percentage	3.07%
Maximum [Member] | Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		1.92%
Debt [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities		$ 586.1	$ 646.6
Generation [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Disposal Group, Including Discontinued Operations, Long-Term Debt				$ (0.3)